PGIM Municipal Income Opportunities ETF Investment Objectives and Goals - PGIM Municipal Income Opportunities ETF	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The investment objective of the Fund is to seek total return through a combination of current income that is exempt from federal income taxes and capital appreciation.